Equity Method Investments and Related Party Transactions (Capital Contributions) (Details) (Redbox Instant By Verizon [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended			36 Months Ended
	Feb. 29, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Redbox Instant By Verizon [Member]
Schedule of Equity Method Investments [Line Items]
Cash Contributions	$ 14,000	$ 24,500	$ 28,000	$ 24,500	$ 77,000